Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and borrowings	€ 2,151.4	€ 2,113.7
Borrowings	2,177.4	2,135.1
Gross amount of financial instruments as presented upon balance sheet	21.2	1.9
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	20.4	1.9
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	0.8	0.0
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	60.8	110.0
Related financial instruments that are offset	20.4	1.9
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	40.4	108.1
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ 58.4	€ (24.8)
Weighted average hedged rate of outstanding hedging instruments - currency	5.60%	6.00%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 18.5	€ 0.6
Notional amount	419.2	348.0
Change in fair value of outstanding hedging instruments	€ (31.6)	€ 5.0
Weighted average hedged rate of outstanding hedging instruments - currency	110.00%	110.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.3	€ 0.1
Notional amount	0.0	62.5
Change in fair value of outstanding hedging instruments	0.4	€ 2.8
Weighted average hedged rate of outstanding hedging instruments - currency		124.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	0.7	€ 0.9
Notional amount	390.7	372.6
Change in fair value of outstanding hedging instruments	€ 26.2	€ 7.7
Weighted average hedged rate of outstanding hedging instruments - currency	115.00%	113.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.6	€ 0.0
Notional amount	110.3	122.7
Change in fair value of outstanding hedging instruments	€ (3.0)	€ 3.1
Weighted average hedged rate of outstanding hedging instruments - currency	10.00%	9.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 1.0	€ 0.3
Notional amount	70.2	101.5
Change in fair value of outstanding hedging instruments	€ (3.8)	€ 0.2